STOCKHOLDERS' DEFICIT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016
Number of Shares Outstanding - Beginning Balance	0
Number of Shares Outstanding - Granted	143,000,000
Number of Shares Outstanding - Forfeited	0
Number of Shares Outstanding - Exercised	0
Number of Shares Outstanding - Expired	0
Number of Shares Outstanding - Ending Balance	143,000,000	0
Number of Shares Outstanding - Exercisable	47,666,666
Weighted Average Exercise Price - Beginning Balance	$ 0
Weighted Average Exercise Price - Granted	0.03
Weighted Average Exercise Price - Forfeited	0
Weighted Average Exercise Price - Exercised	0
Weighted Average Exercise Price - Expired	0
Weighted Average Exercise Price - Ending Balance	$ 0.03	$ 0
Weighted Average Exercise Price - Exercisable			$ 0.03
Weighted Average Remaining Contractual Term - Outstanding	4 years 9 months 14 days	0 years
Weighted Average Remaining Contractual Term - Exercisable	4 years 9 months 14 days
Aggregate intrinsic value - Ending Balance	$ 0	$ 0
Weighted Average Remaining Contractual Term - Granted	5 years
Aggregate intrinsic value - Beginning Balance	$ 0